Transactions with Related Parties, Castor Ships (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) Vessel	Jun. 30, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / d	Jun. 30, 2025 USD ($) $ / d	Dec. 31, 2024 USD ($) Vessel
Transactions with Related Parties [Abstract]
Management fees	$ 2,288,643	$ 2,486,692
Flat management fees	1,648,570	1,599,000
Due from related party - non-current	2,893,839			$ 2,893,839	$ 3,504,667
Due from related parties - current	11,218,334			11,218,334	6,393,625
Due to related parties	$ 1,104,166			1,104,166	$ 889,020
Panamax [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel	2				4
Kamsarmax Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel					2
Capesize Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel					1
Container Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel	2
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	$ 1,476,243	1,191,892
Due from related party - non-current	2,893,839			2,893,839	$ 3,504,667
Due from related parties - current	2,108,290			2,108,290	1,407,506
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessel [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	746,633	463,672
Sale and purchase commissions	638,000	1,112,000
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Flat management fees	1,648,570	1,599,000
Related Party [Member] | Castor Ships [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commissions	493,992	$ 0
Related Party [Member] | Castor Ships [Member] | Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due to related parties	$ 900,317			900,317	460,475
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee				820,000
Commission rate on charter agreements	6.25%
Commission rate on sale and purchase transactions	1.00%
Funding period for advance to cover vessel daily operating costs	2 months
Due from related parties - current	$ 103,600			$ 103,600	22,958
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Plan [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d			1,044
Quarterly management fee			$ 850,000
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Containership and Dry Bulk Carrier [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				1,017
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	2,893,839			$ 2,893,839	3,504,667
Due from related parties - current	1,372,826			1,372,826	761,998
Related Party [Member] | Castor Ships [Member] | Operating Expenses Payments [Member]
Transactions with Related Parties [Abstract]
Due from related parties - current	$ 1,532,181			$ 1,532,181	$ 1,083,025